Consolidated shareholders’ equity - Summary of Stock Purchase Option Plan Still Outstanding (Details)	12 Months Ended
Dec. 31, 2019 shares € / shares
Disclosure of stock purchase option plan outstanding and option exercised [line items]
Number of options outstanding (in shares)
Stock option plan one
Disclosure of stock purchase option plan outstanding and option exercised [line items]
Number of options granted (in shares)	716,040
Exercise price (in euros per share) | € / shares	€ 38.08
Number of options outstanding (in shares)	0